7. STOCK OPTION PLAN (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Number of shares
Beginning Balance	150,152	313,277
Granted	4,975,000	37,500
Exercised
Cancelled/Forfeited	(625,000)	(200,625)
Ending Balance	4,500,152	150,152
Exercisable Ending Balance	1,053,402	146,152
Vested and expected to vest - June 30, 2012	4,155,477	149,752
Weighted Avg. Exercise Price
Beginning Balance	$ 9.68	$ 10.96
Granted	$ 0.73	$ 0.80
Exercised
Cancelled/Forfeited	$ 0.64	$ 10.08
Ending Balance	$ 1.03	$ 9.68
Exercisable Ending Balance	$ 1.97	$ 9.76
Vested and expected to vest - June 30, 2012	$ 1.06	$ 9.68
Weighted Avg. Remaining Contractual Life
Ending Balance	5 years 3 months 4 days	3 years 3 months 11 days
Exercisable Ending Balance	5 years 9 months 11 days	3 years 2 months 5 days
Vested and expected to vest - June 30, 2012	5 years 3 months 7 days	3 years 3 months 7 days
Aggregate Intrinsic Value
Ending Balance	$ 75,000	$ 6,000
Exercisable Ending Balance	15,885	6,000
Vested and expected to vest - June 30, 2012	$ 70,625	$ 6,000